Operating leases, Terms (Details) - ASU 842 [Member] - Maximum [Member] $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Overstatement of Right of Use Asset [Member]
Adoption of FASB ASC Topic 842 "Leases" [Abstract]
Quantifying misstatement corrected in current period	$ 0.1
Overstatement of Operating Lease Liabilities [Member]
Adoption of FASB ASC Topic 842 "Leases" [Abstract]
Quantifying misstatement corrected in current period	0.1
Overstatement of Accumulated Deficit [Member]
Adoption of FASB ASC Topic 842 "Leases" [Abstract]
Quantifying misstatement corrected in current period	$ 0.1